Note 10 - Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Pieris Pharmaceuticals, Inc. [Member]
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

10.    Leases

The Company generally conducts its operational functions in the United States remotely.

In October 2018, Pieris Pharmaceuticals GmbH entered into a lease for office and laboratory space located in Hallbergmoos, Germany, or the Hallbergmoos Lease. The Hallbergmoos Lease was subsequently amended in May 2019 and February 2020. The Hallbergmoos Lease, as amended, provided an initial rental term of 12.5 years, and a rental area of approximately 105,000 square feet.

In December 2023, Pieris Pharmaceuticals GmbH entered into an agreement to terminate the Hallbergmoos Lease, or the Lease Termination Agreement. Under the terms of the Lease Termination Agreement, Pieris Pharmaceuticals GmbH terminated the Hallbergmoos Lease in exchange for a termination fee of approximately €9.7 million, and vacated the majority of the premises by December 31, 2023, while continuing to occupy, through June 2024, a limited portion of the office space and using another portion of the former lab space to house its assets being held for sale.

There was no cash paid for amounts included in the measurement of the lease liabilities for the three and nine months ended September 30, 2024. Cash paid for amounts included in the measurement of the lease liabilities was $0.5 million and $1.6 million for the three and nine months ended September 30, 2023, respectively.

The following table summarizes operating lease costs included in operating expenses (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating lease costs	$—	$280	$—	$862
Variable lease costs (1)	—	98	—	476
Total lease cost	$—	$378	$—	$1,338

(1) Variable lease costs include certain additional charges for operating costs, including insurance, maintenance, taxes, utilities, and other costs incurred, which are billed based on both usage and as a percentage of the Company’s share of total square footage.

13.	Leases

In August 2015, the Company entered into a sublease to lease approximately 3,950 square feet in Boston, Massachusetts, which expired on December 31, 2022. The Company did not extend the sublease. The Company generally conducts its operational functions in the United States remotely.

In October 2018, Pieris Pharmaceuticals GmbH entered into a lease for office and laboratory space located in Hallbergmoos, Germany, or the Hallbergmoos Lease. Pieris GmbH moved its operations to the Hallbergmoos facility in February 2020. The Hallbergmoos Lease was subsequently amended in May 2019 and February 2020. The Hallbergmoos Lease, as amended, provided an initial rental term of 12.5 years, and a rental area of approximately 105,000 square feet.

In December 2023, Pieris Pharmaceuticals GmbH entered into an agreement to terminate the Hallbermoos Lease, or the Lease Termination Agreement. Under the terms of the Lease Termination Agreement, Pieris Pharmaceuticals GmbH terminated the Hallbergmoos Lease in exchange for a termination fee of approximately €9.7 million, and vacated the majority of the premises by December 31, 2023, while continuing to occupy, through June 2024, a limited portion of the office space and using another portion of the former lab space to house its assets being held for sale.

Cash paid for amounts included in the measurement of the lease liabilities were $2.2 million and $2.4 million for the years ended December 31, 2023 and 2022, respectively, all of which were incurred prior to the lease termination.

The Hallbergmoos Lease included $11.5 million of tenant improvements allowance for normal tenant improvements which was incurred prior to commencing the lease. The Company capitalized the leasehold incentives which were included in Property and equipment, net on the Consolidated Balance Sheet and were amortized on a straight-line basis over the shorter of the useful life or the remaining lease term. The leasehold improvement were subsequently fully impaired in the third quarter of 2023.

The following table summarizes operating lease costs included in operating expenses (in thousands):

	Year Ended December 31,
	2023	2022
Operating lease costs	$1,169	$1,356
Variable lease costs (1)	679	737
Total lease cost	$1,848	$2,093

(1) Variable lease costs include certain additional charges for operating costs, including insurance, maintenance, taxes, utilities and other costs incurred, which are billed based on both usage and as a percentage of the Company’s share of total square footage. These costs also included costs associated with increases rent expense based on CPI.